UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares Large Cap Deep Buffer ETF
iShares Large Cap Moderate Buffer ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
07/31/2025
Date of reporting period:
07/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Large Cap Moderate Buffer ETF
IVVM | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Large Cap Moderate Buffer ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Moderate Buffer ETF	$50(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 13.96%.
  For the same period, the S&P 500® Index returned 16.33%.
What contributed to performance?
The Fund accomplished its goal of delivering upside performance to the cap in line with the index, as well as protecting against the majority of the losses for the index during times of market weakness.
What detracted from performance?
As designed, the Fund underperformed during periods of strong equity returns and provided a measure of downside protection when equities moved lower in early 2025. The Fund used derivatives, such as options and futures contracts, during the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 28, 2023 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.96%	14.40%
S&P 500® Index	16.33	21.09
Key Fund statistics
Net Assets	$108,091,373
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$371,136
Portfolio Turnover Rate	0%
The inception date of the Fund was June 28, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.8%
Purchased Put Options	1.5%
Futures	0.0	%(a)
Written Put Options	(0.7)%
Written Call Options	(0.9)%
Money Market Funds	0.3%
Other assets, less liabilities	0.0	(a)
(a)	Rounds to less than 0.1%.
Material fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On July 11, 2025, the Fund's Board approved a change in the name of the Fund to iShares Large Cap Moderate Quarterly Laddered ETF. The investment objective of the Fund will change to seek to track the share price return of the iShares Core S&P 500 ETF (the “Underlying ETF”) up to an approximate upside limit, while seeking to provide downside protection. In connection with the Fund’s name change, the Fund’s investment strategy will change to seek to obtain downside protection by employing a “laddered” strategy pursuant to which it buys and sells approximately three-month FLEX Options or other exchange-traded options with overlapping expiration dates. These changes are expected to become effective on or about October 1, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Moderate Buffer ETF
Annual Shareholder Report — July 31, 2025
IVVM-07/25-AR

iShares Large Cap Deep Buffer ETF
IVVB | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Large Cap Deep Buffer ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Deep Buffer ETF	$50(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 9.78%.
  For the same period, the S&P 500® Index returned 16.33%.
What contributed to performance?
The Fund accomplished its goal of delivering upside performance to the cap in line with the index, as well as protecting against the majority of the losses for the index during times of market weakness.
What detracted from performance?
As designed, the Fund underperformed during periods of strong equity returns and provided a measure of downside protection when equities moved lower in early 2025. The Fund used derivatives, such as options and futures contracts, during the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 28, 2023 through July 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.78%	12.10%
S&P 500® Index	16.33	21.09
Key Fund statistics
Net Assets	$235,650,295
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$728,398
Portfolio Turnover Rate	1%
The inception date of the Fund was June 28, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Purchased Put Options	0.8%
Futures	0.0	%(a)
Written Put Options	(0.2)%
Written Call Options	(0.9)%
Money Market Funds	0.3%
Liabilities in excess of other assets	(0.0	)(b)
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
Material fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On July 11, 2025, the Fund’s Board approved a change in the name of the Fund to iShares Large Cap Deep Quarterly Laddered ETF. The investment objective of the Fund will change to seek to track the share price return of the iShares Core S&P 500 ETF (the “Underlying ETF”) up to an approximate upside limit, while seeking to provide downside protection. In connection with the Fund’s name change, the Fund’s investment strategy will change to seek to obtain downside protection by employing a “laddered” strategy pursuant to which it buys and sells approximately three-month FLEX Options or other exchange-traded options with overlapping expiration dates. These changes are expected to become effective on or about October 1, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Deep Buffer ETF
Annual Shareholder Report — July 31, 2025
IVVB-07/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Large Cap Deep Buffer ETF	$13,938	$13,433	$0	$0	$10,185	$9,700	$0	$0
iShares Large Cap Moderate Buffer ETF	$13,938	$13,433	$0	$0	$10,185	$9,700	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or

“BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax

Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Large Cap Deep Buffer ETF	$10,185	$9,700
iShares Large Cap Moderate Buffer ETF	$10,185	$9,700

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Lorenzo A. Flores

J. Phillip Holloman

Catherine A. Lynch

Arthur P. Steinmetz

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

JULY 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock ETF Trust II

● iShares Large Cap Moderate Buffer ETF | IVVM | Cboe BZX Exchange ● iShares Large Cap Deep Buffer ETF | IVVB | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments July 31, 2025	iShares® Large Cap Moderate Buffer ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 99.8%
iShares Core S&P 500 ETF(a)(b)	169,900	$107,869,510

Total Long-Term Investments — 99.8% (Cost: $99,789,820)		107,869,510

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	308,378	308,378

Total Short-Term Securities — 0.3% (Cost: $308,378)		308,378

Options Purchased — 1.4% (Cost: $2,755,074)		1,563,735

Total Investments Before Options Written — 101.5% (Cost: $102,853,272)		109,741,623

Options Written — (1.6)% (Premiums Received: $(2,455,182))		(1,705,582)

Total Investments Net of Options Written — 99.9% (Cost: $100,398,090)		108,036,041

Other Assets Less Liabilities — 0.1%		55,332

Net Assets — 100.0%		$108,091,373

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$361,092	$—	$(52,714)	(a)	$—	$—	$308,378	308,378	$17,487	$—

iShares Core S&P 500 ETF	46,160,721	94,113,338	(43,532,723)		8,368,128	2,760,046	107,869,510	169,900	1,014,815	—

					$8,368,128	$2,760,046	$108,177,888		$1,032,302	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	20	09/19/25	$637	$25,429

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Moderate Buffer ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
iShares Core S&P 500 ETF	1,709	10/01/25	USD 620.90	USD 108,504	$1,563,735

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	1,709	10/01/25	USD 655.17	USD 108,504	$(938,241)

Put
iShares Core S&P 500 ETF	1,709	10/01/25	USD 589.86	USD 108,504	(767,341)

					$(1,705,582)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$	N/A	$(2,455,182)	$749,600	$—	$(1,705,582)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$25,429	$—	$—	$—	$25,429
Options purchased
Investments at value — unaffiliated(b)	—	—	1,563,735	—	—	—	1,563,735

	$—	$—	$1,589,164	$—	$—	$—	$1,589,164

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$1,705,582	$—	$—	$—	$1,705,582

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

4	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Moderate Buffer ETF

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$46,753	$—	$—	$—	$46,753
Options purchased(a)(b)	—	—	(3,854,004)	—	—	—	(3,854,004)
Options written(a)	—	—	2,422,878	—	—	—	2,422,878

	$—	$—	$(1,384,373)	$—	$—	$—	$(1,384,373)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$21,321	$—	$—	$—	$21,321
Options purchased(c)	—	—	(1,054,223)	—	—	—	(1,054,223)
Options written	—	—	764,565	—	—	—	764,565

	$—	$—	$(268,337)	$—	$—	$—	$(268,337)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$684,174
Options:
Average value of option contracts purchased	1,991,124
Average value of option contracts written	1,827,153

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$107,869,510	$—	$—	$107,869,510
Short-Term Securities
Money Market Funds	308,378	—	—	308,378
Options Purchased
Equity Contracts	1,563,735	—	—	1,563,735

	$109,741,623	$—	$—	$109,741,623

Derivative Financial Instruments(a)
Assets
Equity Contracts	$25,429	$—	$—	$25,429
Liabilities
Equity Contracts	(1,705,582)	—	—	(1,705,582)

	$(1,680,153)	$—	$—	$(1,680,153)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments July 31, 2025	iShares® Large Cap Deep Buffer ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 100.0%
iShares Core S&P 500 ETF(a)(b)	371,100	$235,611,390

Total Long-Term Investments — 100.0% (Cost: $212,418,155)		235,611,390

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	759,341	759,341

Total Short-Term Securities — 0.3% (Cost: $759,341)		759,341

Options Purchased — 0.8% (Cost: $3,458,541)		1,800,871

Total Investments Before Options Written — 101.1% (Cost: $216,636,037)		238,171,602

Options Written — (1.1)% (Premiums Received: $(2,724,106))		(2,527,358)

Total Investments Net of Options Written — 100.0% (Cost: $213,911,931)		235,644,244

Other Assets Less Liabilities — 0.0%		6,051

Net Assets — 100.0%		$235,650,295

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$471,240	$288,101	(a)	$—	$—	$—	$759,341	759,341	$27,473	$—

iShares Core S&P 500 ETF	65,402,424	261,751,199		(124,983,218)	16,162,647	17,278,338	235,611,390	371,100	2,341,253	—

					$16,162,647	$17,278,338	$236,370,731		$2,368,726	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	46	09/19/25	$1,466	$62,481

6	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Deep Buffer ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
iShares Core S&P 500 ETF	3,734	10/02/25	USD 589.86	USD 237,072	$1,800,871

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	3,734	10/02/25	USD 655.98	USD 237,072	$(2,047,763)

Put
iShares Core S&P 500 ETF	3,734	10/02/25	USD 496.72	USD 237,072	(479,595)

					$(2,527,358)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$	N/A	$(2,724,106)	$210,338	$(13,590)	$ (2,527,358)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$62,481	$—	$—	$—	$62,481
Options purchased
Investments at value — unaffiliated(b)	—	—	1,800,871	—	—	—	1,800,871

	$—	$—	$1,863,352	$—	$—	$—	$1,863,352

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$2,527,358	$—	$—	$—	$2,527,358

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Deep Buffer ETF

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$145,948	$—	$—	$—	$145,948
Options purchased(a)(b)	—	—	(9,887,480)	—	—	—	(9,887,480)
Options written(a)	—	—	(5,104,618)	—	—	—	(5,104,618)

	$—	$—	$(14,846,150)	$—	$—	$—	$(14,846,150)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$57,004	$—	$—	$—	$57,004
Options purchased(c)	—	—	(1,591,181)	—	—	—	(1,591,181)
Options written	—	—	254,194	—	—	—	254,194

	$—	$—	$(1,279,983)	$—	$—	$—	$(1,279,983)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,141,930
Options:
Average value of option contracts purchased	2,275,462
Average value of option contracts written	1,957,022

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$235,611,390	$—	$—	$235,611,390
Short-Term Securities
Money Market Funds	759,341	—	—	759,341
Options Purchased
Equity Contracts	1,800,871	—	—	1,800,871

	$238,171,602	$—	$—	$238,171,602

Derivative Financial Instruments(a)
Assets
Equity Contracts	$62,481	$—	$—	$62,481
Liabilities
Equity Contracts	(2,527,358)	—	—	(2,527,358)

	$(2,464,877)	$—	$—	$(2,464,877)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

8	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities

July 31, 2025

	iShares Large Cap Moderate Buffer ETF	iShares Large Cap Deep Buffer ETF

ASSETS
Investments, at value — unaffiliated(a)	$1,563,735	$1,800,871
Investments, at value — affiliated(b)	108,177,888	236,370,731
Cash	247	218
Cash pledged:
Futures contracts	48,000	109,000
Receivables:
Investments sold	19,911	—
Capital shares sold	1,318,227	—
Dividends — affiliated	852	2,581

Total assets	111,128,860	238,283,401

LIABILITIES
Options written, at value(c)	1,705,582	2,527,358
Payables:
Investments purchased	1,288,139	—
Investment advisory fees	41,566	100,688
Variation margin on futures contracts	2,200	5,060

Total liabilities	3,037,487	2,633,106

Commitments and contingent liabilities

NET ASSETS	$108,091,373	$235,650,295

NET ASSETS CONSIST OF:
Paid-in capital	$100,121,007	$213,412,161
Accumulated earnings	7,970,366	22,238,134

NET ASSETS	$108,091,373	$235,650,295

NET ASSET VALUE
Shares outstanding	3,280,000	7,480,000

Net asset value	$32.95	$31.50

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$2,755,074	$3,458,541
(b) Investments, at cost — affiliated	$100,098,198	$213,177,496
(c) Premiums received	$2,455,182	$2,724,106

See notes to financial statements.

S T A T E M E N T S OF A S S E T S A N D L I A B I L I T I E S	9

Statements of Operations

Year Ended July 31, 2025

	iShares Large Cap Moderate Buffer ETF	iShares Large Cap Deep Buffer ETF

INVESTMENT INCOME
Dividends — affiliated	$1,032,302	$2,368,726
Interest — unaffiliated	5,672	5,755

Total investment income	1,037,974	2,374,481

EXPENSES
Investment advisory	395,045	775,285
Interest expense	3,575	9,329

Total expenses	398,620	784,614

Less:
Investment advisory fees waived	(23,909)	(46,887)

Total expenses after fees waived	374,711	737,727

Net investment income	663,263	1,636,754

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,541	(32,697)
Investments — affiliated	26,561	27,453
Options written	1,330	10,915
Futures contracts	46,753	145,948
In-kind redemptions — unaffiliated(a)	(1,435,997)	(14,970,316)
In-kind redemptions — affiliated(a)	8,341,567	16,135,194

	6,983,755	1,316,497

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,054,223)	(1,591,181)
Investments — affiliated	2,760,046	17,278,338
Options written	764,565	254,194
Futures contracts	21,321	57,004

	2,491,709	15,998,355

Net realized and unrealized gain	9,475,464	17,314,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,138,727	$18,951,606

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

10	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares Large Cap Moderate Buffer ETF		iShares Large Cap Deep Buffer ETF

	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/25	Year Ended 07/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$663,263	$122,276	$1,636,754	$161,619
Net realized gain (loss)	6,983,755	(1,036,860)	1,316,497	(727,040)
Net change in unrealized appreciation (depreciation)	2,491,709	4,871,554	15,998,355	5,465,678

Net increase in net assets resulting from operations	10,138,727	3,956,970	18,951,606	4,900,257

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(523,881)	—	(754,426)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	51,921,544	31,270,513	151,454,159	48,704,483

NET ASSETS
Total increase in net assets	61,536,390	35,227,483	169,651,339	53,604,740
Beginning of year	46,554,983	11,327,500	65,998,956	12,394,216

End of year	$108,091,373	$46,554,983	$235,650,295	$65,998,956

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	11

Financial Highlights

(For a share outstanding throughout each period)

	iShares Large Cap Moderate Buffer ETF

	Year Ended 07/31/25		Year Ended 07/31/24		Period From 06/28/23 to 07/31/23	(a)

Net asset value, beginning of period	$29.10		$25.74		$25.03

Net investment income (loss)(b)	0.26		0.13		(0.01)
Net realized and unrealized gain(c)	3.78		3.23		0.72

Net increase from investment operations	4.04		3.36		0.71

Distributions(d)
From net investment income	(0.18)		—		—
From net realized gain	(0.01)		—		—

Total distributions	(0.19)		—		—

Net asset value, end of period	$32.95		$29.10		$25.74

Total Return(e)
Based on net asset value	13.96%		13.02%		2.84	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.50%		0.51%		0.50	%(h)

Total expenses after fees waived	0.47%		0.48%		0.50	%(h)

Net investment income (loss)	0.84%		0.46%		(0.48	)%(h)

Supplemental Data
Net assets, end of period (000)	$108,091		$46,555		$11,328

Portfolio turnover rate	0	%(i)(j)	0	%(i)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 0.5%.

See notes to financial statements.

12	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Large Cap Deep Buffer ETF

	Year Ended 07/31/25		Year Ended 07/31/24		Period From 06/28/23 to 07/31/23	(a)

Net asset value, beginning of period	$28.95		$25.82		$25.03

Net investment income (loss)(b)	0.32		0.12		(0.01)
Net realized and unrealized gain(c)	2.50		3.01		0.80

Net increase from investment operations	2.82		3.13		0.79

Distributions from net investment income(d)	(0.27)		—		—

Net asset value, end of period	$31.50		$28.95		$25.82

Total Return(e)
Based on net asset value	9.78%		12.10%		3.16	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.51%		0.51%		0.50	%(h)

Total expenses after fees waived	0.48%		0.49%		0.50	%(h)

Total expenses after fees waived and excluding interest expense	0.47%		0.49%		0.50	%(h)

Net investment income (loss)	1.06%		0.46%		(0.48	)%(h)

Supplemental Data
Net assets, end of period (000)	$235,650		$65,999		$12,394

Portfolio turnover rate	1	%(i)	0	%(i)(j)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 0.5%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements

1.  ORGANIZATION

BlackRock ETF Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

Fund Name	Herein Referred To As	Diversification Classification

iShares Large Cap Moderate Buffer ETF	Large Cap Moderate Buffer	Non-Diversified
iShares Large Cap Deep Buffer ETF	Large Cap Deep Buffer	Non-Diversified

Each Fund seeks to achieve its investment objective by investing primarily in iShares Core S&P 500 ETF (“Core S&P 500”). The unaudited Schedule of Investments and Statement of Assets and Liabilities as of July 31, 2025 for Core S&P 500 are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. Core S&P 500’s audited financial statements as of March 31, 2025 are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

On July 11, 2025, the Board of Trustees of the Trust (the “Board”) approved to change the name of iShares Large Cap Moderate Buffer ETF to iShares Large Cap Moderate Quarterly Laddered ETF and iShares Large Cap Deep Buffer ETF to iShares Large Cap Deep Quarterly Laddered ETF. The investment objective of each Fund will change to seek to track the share price return of the Core S&P 500 up to an approximate upside limit, while seeking to provide downside protection. In connection with each Fund’s name change, each Fund’s investment strategy will change to seek to obtain downside protection by employing a “laddered” strategy pursuant to which it buys and sells approximately three-month FLEX Options or other exchange-traded options with overlapping expiration dates. These changes are expected to become effective on or about October 1, 2025.

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

14	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Flexible Exchange Options (“FLEX Options”) are valued at the last executed trade price on the options market in which the options trade. If there were no executed trades, FLEX Options are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (continued)

Options: An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Options. FLEX Options provide the Funds with the ability to customize key option contract terms such as strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds invest are European-style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Funds are listed on the Chicago Board Options Exchange (“CBOE”). Although each Fund will generally utilize FLEX Options that are physically settled, a fund may also utilize FLEX Options that are cash-settled. Cash-settled options give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option.

The Funds will purchase and sell call and put European-style FLEX Options. A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. A European-style put option gives the seller (holder) of the option the right (but not the obligation) to sell, and obligates the buyer (writer) to buy (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write put options, cash is segregated in an amount sufficient to cover the obligations. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.

5.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

Fund Name	Investment Advisory Fees

Large Cap Moderate Buffer	0.50%
Large Cap Deep Buffer	0.50%

Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Amounts Waived

Large Cap Moderate Buffer	$ 23,909
Large Cap Deep Buffer	46,887

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

16	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

6.   PURCHASES AND SALES

For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

Fund Name	Purchases	Sales

Large Cap Moderate Buffer	$94,113,337	$203,553
Large Cap Deep Buffer	261,751,200	1,179,259

For the year ended July 31, 2025, in-kind transactions were as follows:

Fund Name	In-kind Purchases	In-kind Sales

Large Cap Moderate Buffer	$—	$43,329,170
Large Cap Deep Buffer	—	123,803,959

7.   INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

Fund Name	Paid-in capital	Accumulated earnings (loss)
Large Cap Moderate Buffer	$6,954,218	$(6,954,218)
Large Cap Deep Buffer	1,163,108	(1,163,108)

The tax character of distributions paid was as follows:

Fund Name	Period Ended 07/31/25

Large Cap Moderate Buffer
Ordinary income	$499,311
Long term capital gains	24,570

$523,881

Large Cap Deep Buffer
Ordinary income	$754,426

As of July 31, 2025, the tax components of accumulated earnings (losses) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains(Losses)(b)	Total

Large Cap Moderate Buffer	$325,144	$22,626	$—	$7,622,596	$7,970,366
Large Cap Deep Buffer	1,043,947	—	(500,553)	21,694,740	22,238,134

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

For the year ended July 31, 2025, Large Cap Deep Buffer utilized $246,197 of its capital loss carryforwards.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (continued)

As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Large Cap Moderate Buffer	$102,853,819	$8,829,290	$(1,191,886)	$7,637,404
Large Cap Deep Buffer	216,636,037	23,403,573	(1,671,260)	21,732,313

8.   BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2025, the Funds did not borrow under the credit agreement.

9.   PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed

18	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

FLEX Options Risk: FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of the Funds. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Funds’ shares, the Funds’ NAV and, in turn the share prices of the Funds, could be negatively impacted.

10.   CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 07/31/25		Year Ended 07/31/24

Fund Name	Shares	Amount	Shares	Amount

Large Cap Moderate Buffer
Shares sold	3,080,000	$95,616,359	1,680,000	$45,232,376
Shares redeemed	(1,400,000)	(43,694,815)	(520,000)	(13,961,863)

	1,680,000	$51,921,544	1,160,000	$31,270,513

Large Cap Deep Buffer
Shares sold	9,080,000	$270,572,173	3,160,000	$83,909,115
Shares redeemed	(3,880,000)	(119,118,014)	(1,360,000)	(35,204,632)

	5,200,000	$151,454,159	1,800,000	$48,704,483

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

As of July 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name

Large Cap Moderate Buffer	1,064,500
Large Cap Deep Buffer	550,000

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (continued)

11.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Report of Independent Registered Public Accounting Firm

To the Board of

Trustees of BlackRock ETF Trust II and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting BlackRock ETF Trust II, hereafter collectively referred to as the “Funds”) as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended July 31, 2025 and for the period June 28, 2023 (commencement of operations) through July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the two years in the period ended July 31, 2025 and for the period June 28, 2023 (commencement of operations) through July 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

iShares Large Cap Moderate Buffer ETF
iShares Large Cap Deep Buffer ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 23, 2025

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	21

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2025:

Fund Name	20% Rate Long-Term Capital Gain Dividends

Large Cap Moderate Buffer	$44,107

The Fund hereby designates the following amount, or maximum amount allowable by law, as qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2025:

Fund Name	Qualified Short-Term Capital Gains

Large Cap Moderate Buffer	$5,202

22	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at blackrock.com.

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at blackrock.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets when available, at blackrock.com.

A D D I T I O N A L I N F O R M A T I O N	23

Additional Information (continued)

Fund and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, Pennsylvania 19103

Administrator, Custodian and Transfer Agent	Legal Counsel
The Bank of New York Mellon	Willkie Farr & Gallagher LLP
New York, NY 10286	New York, NY 10019

Distributor	Address of the Trust
BlackRock Investments, LLC	100 Bellevue Parkway
Princeton, NJ 08540	Wilmington, DE 19809

24	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of iShares Large Cap Moderate Buffer ETF (“IVVM”) and iShares Large Cap Deep Buffer ETF (“IVVB” and together with IVVM, the “Funds” and each, a “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	25

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of each Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year and since-inception periods reported, IVVM ranked in the first and second quartiles, respectively, against its Performance Peers.

The Board noted that for the one-year and since-inception periods reported, IVVB ranked in the first and second quartiles, respectively, against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s

26	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Disclosure of Investment Advisory Agreement (continued)

assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that IVVM’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to IVVM’s Expense Peers.

The Board noted that IVVB’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to IVVB’s Expense Peers.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Conclusion

At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	27

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

28	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Financial Information

Schedule of Investments (Unaudited)

July 31, 2025

Statement of Assets and Liabilities (Unaudited)

July 31, 2025

iShares Trust

iShares Core S&P 500 ETF | IVV | NYSE Arca

29

Schedule of Investments (unaudited) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)(b)	883,744	$667,659,755
Boeing Co. (The)(a)(b)	9,006,181	1,997,931,193
GE Aerospace	12,737,334	3,452,836,501
General Dynamics Corp.	3,009,350	937,743,553
Howmet Aerospace, Inc.(a)	4,822,181	866,883,478
Huntington Ingalls Industries, Inc.	468,528	130,653,718
L3Harris Technologies, Inc.	2,232,687	613,587,041
Lockheed Martin Corp.	2,490,668	1,048,521,415
Northrop Grumman Corp.	1,616,181	931,906,126
RTX Corp.	15,957,896	2,514,485,673
Textron, Inc.(a)	2,156,950	167,746,002
TransDigm Group, Inc.	670,737	1,078,853,635

		14,408,808,090

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,413,642	163,021,195
Expeditors International of Washington, Inc.	1,636,016	190,170,500
FedEx Corp.	2,632,871	588,420,340
United Parcel Service, Inc., Class B	8,763,968	755,103,483

		1,696,715,518

Automobile Components — 0.0%
Aptiv plc(b)	2,601,447	178,563,322

Automobiles — 1.8%
Ford Motor Co.	46,651,559	516,432,758
General Motors Co.	11,485,206	612,620,888
Tesla, Inc.(a)(b)	33,471,599	10,318,289,824

		11,447,343,470

Banks — 3.6%
Bank of America Corp.	78,271,769	3,699,906,521
Citigroup, Inc.	22,309,202	2,090,372,227
Citizens Financial Group, Inc.	5,179,890	247,184,351
Fifth Third Bancorp	7,975,794	331,553,757
Huntington Bancshares, Inc.	17,401,154	285,900,960
JPMorgan Chase & Co.	33,195,282	9,833,770,340
KeyCorp	11,781,582	211,125,949
M&T Bank Corp.	1,917,694	361,868,858
PNC Financial Services Group, Inc. (The)	4,724,424	898,916,155
Regions Financial Corp.	10,738,034	271,994,401
Truist Financial Corp.	15,642,154	683,718,551
US Bancorp	18,610,528	836,729,339
Wells Fargo & Co.	38,871,002	3,134,168,891

		22,887,210,300

Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	2,172,547	62,677,981
Coca-Cola Co. (The)	46,268,357	3,141,158,757
Constellation Brands, Inc., Class A	1,828,088	305,363,820
Keurig Dr Pepper, Inc.	16,223,482	529,696,687
Molson Coors Beverage Co., Class B	2,049,589	99,855,976
Monster Beverage Corp.(a)(b)	8,386,749	492,721,504
PepsiCo, Inc.	16,376,795	2,258,687,566

		6,890,162,291

Biotechnology — 1.6%
AbbVie, Inc.	21,099,445	3,988,217,094
Amgen, Inc.	6,422,307	1,895,222,796
Biogen, Inc.(a)(b)	1,749,707	223,962,496
Gilead Sciences, Inc.	14,858,101	1,668,416,161
Incyte Corp.(a)(b)	1,913,176	143,277,750
Moderna, Inc.(a)(b)	4,065,271	120,169,411
Regeneron Pharmaceuticals, Inc.	1,240,156	676,455,492

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(b)	3,067,783	$1,401,578,019

		10,117,299,219

Broadline Retail — 4.2%
Amazon.com, Inc.(b)	112,859,332	26,421,498,214
eBay, Inc.	5,506,753	505,244,588

		26,926,742,802

Building Products — 0.5%
A O Smith Corp.	1,388,890	98,319,523
Allegion plc	1,028,053	170,574,554
Builders FirstSource, Inc.(a)(b)	1,319,930	167,802,701
Carrier Global Corp.	9,524,060	653,540,997
Johnson Controls International plc	7,859,781	825,277,005
Lennox International, Inc.	381,480	232,321,320
Masco Corp.	2,524,451	171,990,846
Trane Technologies plc	2,664,272	1,167,164,278

		3,486,991,224

Capital Markets — 3.5%
Ameriprise Financial, Inc.	1,131,405	586,282,757
Bank of New York Mellon Corp. (The)	8,545,104	866,900,801
BlackRock, Inc.(c)	1,739,558	1,923,968,544
Blackstone, Inc., Class A	8,715,462	1,507,426,308
CBOE Global Markets, Inc.	1,250,971	301,534,050
Charles Schwab Corp. (The)	20,400,699	1,993,760,313
CME Group, Inc., Class A	4,304,633	1,197,893,271
Coinbase Global, Inc., Class A(a)(b)	2,525,391	953,991,704
FactSet Research Systems, Inc.	452,389	182,267,528
Franklin Resources, Inc.	3,689,909	88,557,816
Goldman Sachs Group, Inc. (The)	3,665,114	2,652,039,839
Intercontinental Exchange, Inc.	6,852,207	1,266,493,420
Invesco Ltd.	5,340,506	112,204,031
KKR & Co., Inc.	8,085,623	1,185,190,619
MarketAxess Holdings, Inc.	449,229	92,316,559
Moody’s Corp.	1,847,676	952,901,943
Morgan Stanley	14,755,419	2,102,056,991
MSCI, Inc.	924,986	519,250,141
Nasdaq, Inc.	4,937,537	475,089,810
Northern Trust Corp.	2,323,897	302,106,610
Raymond James Financial, Inc.	2,168,798	362,471,210
S&P Global, Inc.	3,750,219	2,066,745,691
State Street Corp.	3,406,140	380,636,145
T. Rowe Price Group, Inc.	2,607,017	264,481,875

		22,336,567,976

Chemicals — 1.2%
Air Products & Chemicals, Inc.	2,657,847	765,140,994
Albemarle Corp.	1,398,361	94,878,794
CF Industries Holdings, Inc.	1,935,769	179,697,436
Corteva, Inc.	8,148,697	587,765,515
Dow, Inc.	8,442,922	196,635,653
DuPont de Nemours, Inc.	4,998,797	359,413,504
Eastman Chemical Co.	1,378,978	100,127,593
Ecolab, Inc.	3,014,002	788,945,164
International Flavors & Fragrances, Inc.	3,055,325	217,019,735
Linde plc	5,622,899	2,587,995,494
LyondellBasell Industries NV, Class A	3,071,509	177,932,516
Mosaic Co. (The)	3,782,051	136,191,656
PPG Industries, Inc.	2,711,570	286,070,635
Sherwin-Williams Co. (The)	2,753,800	911,177,344

		7,388,992,033

Commercial Services & Supplies — 0.5%
Cintas Corp.	4,100,057	912,467,685
Copart, Inc.(a)(b)	10,501,118	476,015,679
Republic Services, Inc.	2,426,325	559,631,861

30	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins, Inc.	3,357,650	$192,292,616
Veralto Corp.	2,960,312	310,329,507
Waste Management, Inc.	4,373,863	1,002,314,445

		3,453,051,793

Communications Equipment — 0.9%
Arista Networks, Inc.(a)(b)	12,300,282	1,515,640,748
Cisco Systems, Inc.	47,519,196	3,235,106,864
F5, Inc.(a)(b)	686,568	215,184,143
Motorola Solutions, Inc.	1,994,235	875,429,280

		5,841,361,035

Construction & Engineering — 0.1%
Quanta Services, Inc.(a)	1,769,693	718,725,418

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	720,529	414,217,712
Vulcan Materials Co.	1,577,972	433,421,569

		847,639,281

Consumer Finance — 0.6%
American Express Co.	6,611,322	1,978,834,788
Capital One Financial Corp.	7,640,500	1,642,707,500
Synchrony Financial	4,547,316	316,811,506

		3,938,353,794

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	5,299,755	4,979,861,788
Dollar General Corp.	2,627,356	275,609,644
Dollar Tree, Inc.(a)(b)	2,360,045	267,983,110
Kroger Co. (The)	7,318,648	513,037,225
Sysco Corp.	5,790,163	460,896,975
Target Corp.	5,427,074	545,420,937
Walgreens Boots Alliance, Inc.	8,540,248	99,408,487
Walmart, Inc.	51,606,827	5,056,436,909

		12,198,655,075

Containers & Packaging — 0.2%
Amcor plc	27,370,542	255,914,568
Avery Dennison Corp.	933,673	156,642,319
Ball Corp.	3,314,368	189,780,712
International Paper Co.	6,305,999	294,742,393
Packaging Corp. of America	1,067,434	206,815,338
Smurfit WestRock plc	5,923,767	262,896,779

		1,366,792,109

Distributors — 0.1%
Genuine Parts Co.	1,655,761	213,394,478
LKQ Corp.	3,094,726	91,201,575
Pool Corp.	448,860	138,311,720

		442,907,773

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	85,948,402	2,355,845,699
Verizon Communications, Inc.	50,359,039	2,153,352,507

		4,509,198,206

Electric Utilities — 1.6%
Alliant Energy Corp.	3,068,677	199,494,692
American Electric Power Co., Inc.	6,380,446	721,883,660
Constellation Energy Corp.	3,743,648	1,302,190,520
Duke Energy Corp.	9,284,281	1,129,339,941
Edison International	4,595,818	239,534,034
Entergy Corp.	5,330,484	482,035,668
Evergy, Inc.	2,748,537	194,596,420
Eversource Energy	4,388,434	290,075,487
Exelon Corp.	12,058,574	541,912,316
FirstEnergy Corp.	6,135,389	262,042,464

Security	Shares	Value

Electric Utilities (continued)
NextEra Energy, Inc.	24,589,475	$1,747,328,094
NRG Energy, Inc.	2,335,028	390,416,682
PG&E Corp.	26,250,308	368,029,318
Pinnacle West Capital Corp.	1,425,579	129,185,969
PPL Corp.	8,829,857	315,137,596
Southern Co. (The)	13,128,059	1,240,339,014
Xcel Energy, Inc.	6,888,718	505,907,450

		10,059,449,325

Electrical Equipment — 1.0%
AMETEK, Inc.	2,757,491	509,722,211
Eaton Corp. plc	4,674,075	1,798,210,134
Emerson Electric Co.	6,714,578	977,038,245
GE Vernova, Inc.	3,260,060	2,152,585,017
Generac Holdings, Inc.(a)(b)	709,726	138,176,555
Hubbell, Inc.	638,051	279,134,552
Rockwell Automation, Inc.	1,346,939	473,731,916

		6,328,598,630

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	14,448,318	1,538,890,350
CDW Corp.	1,573,229	274,339,673
Corning, Inc.	9,207,260	582,267,122
Jabil, Inc.	1,281,859	286,072,473
Keysight Technologies, Inc.(a)(b)	2,064,177	338,339,252
Ralliant Corp.(b)	—	9
TE Connectivity plc	3,542,166	728,800,655
Teledyne Technologies, Inc.(a)(b)	560,044	308,595,445
Trimble, Inc.(a)(b)	2,850,178	239,101,433
Zebra Technologies Corp., Class A(b)	607,419	205,927,189

		4,502,333,601

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	11,834,380	533,138,819
Halliburton Co.	10,268,718	230,019,283
Schlumberger NV	17,925,572	605,884,334

		1,369,042,436

Entertainment — 1.6%
Electronic Arts, Inc.	2,726,249	415,725,710
Live Nation Entertainment, Inc.(a)(b)	1,882,484	278,042,887
Netflix, Inc.(b)	5,083,155	5,893,409,907
Take-Two Interactive Software, Inc.(b)	2,023,705	450,739,815
TKO Group Holdings, Inc., Class A(a)	801,109	134,594,323
Walt Disney Co. (The)(a)	21,473,544	2,557,713,826
Warner Bros Discovery, Inc.(a)(b)	26,892,020	354,167,903

		10,084,394,371

Financial Services — 4.2%
Apollo Global Management, Inc.	5,392,184	783,592,179
Berkshire Hathaway, Inc., Class B(a)(b)	21,902,953	10,335,565,462
Block, Inc., Class A(a)(b)	6,636,068	512,702,614
Corpay, Inc.(a)(b)	842,398	272,136,674
Fidelity National Information Services, Inc.	6,275,643	498,348,810
Fiserv, Inc.(a)(b)	6,622,567	920,139,459
Global Payments, Inc.	2,913,200	232,910,340
Jack Henry & Associates, Inc.	868,140	147,423,194
Mastercard, Inc., Class A	9,689,038	5,488,549,356
PayPal Holdings, Inc.(a)(b)	11,616,871	798,776,050
Visa, Inc., Class A	20,437,467	7,060,531,724

		27,050,675,862

Food Products — 0.6%
Archer-Daniels-Midland Co.	5,739,208	310,950,290
Bunge Global SA	1,605,077	128,020,942
Campbell’s Co. (The)	2,342,760	74,780,899
Conagra Brands, Inc.	5,702,170	104,121,624

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
General Mills, Inc.	6,540,739	$320,365,396
Hershey Co. (The)	1,767,327	328,952,575
Hormel Foods Corp.	3,481,266	97,788,762
J M Smucker Co. (The)	1,269,008	136,215,319
Kellanova	3,211,795	256,397,595
Kraft Heinz Co. (The)	10,320,203	283,392,774
Lamb Weston Holdings, Inc.	1,685,315	96,180,927
McCormick & Co., Inc. (Non-Voting), NVS	3,018,061	213,165,648
Mondelez International, Inc., Class A	15,465,812	1,000,483,378
Tyson Foods, Inc., Class A	3,418,900	178,808,470

		3,529,624,599

Gas Utilities — 0.0%
Atmos Energy Corp.	1,897,489	295,856,485

Ground Transportation — 0.9%
CSX Corp.	22,439,808	797,510,777
JB Hunt Transport Services, Inc.	935,802	134,802,278
Norfolk Southern Corp.	2,692,792	748,596,176
Old Dominion Freight Line, Inc.	2,221,593	331,572,755
Uber Technologies, Inc.(a)(b)	24,977,903	2,191,810,988
Union Pacific Corp.	7,137,146	1,584,232,298

		5,788,525,272

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	20,781,702	2,622,442,975
Align Technology, Inc.(a)(b)	813,669	104,971,438
Baxter International, Inc.	6,129,729	133,382,903
Becton Dickinson & Co.	3,423,259	610,195,917
Boston Scientific Corp.(b)	17,671,095	1,854,051,287
Cooper Cos., Inc. (The)(a)(b)	2,388,640	168,852,962
Dexcom, Inc.(b)	4,683,116	378,255,279
Edwards Lifesciences Corp.(b)	7,006,551	555,689,560
GE HealthCare Technologies, Inc.(a)	5,468,989	390,048,296
Hologic, Inc.(a)(b)	2,662,313	177,895,755
IDEXX Laboratories, Inc.(a)(b)	960,156	513,020,952
Insulet Corp.(a)(b)	841,063	242,562,569
Intuitive Surgical, Inc.(b)	4,281,601	2,059,835,425
Medtronic plc	15,319,531	1,382,434,478
ResMed, Inc.	1,751,863	476,401,624
Solventum Corp.(a)(b)	1,653,559	117,997,970
STERIS plc	1,173,588	265,805,946
Stryker Corp.	4,108,316	1,613,458,943
Zimmer Biomet Holdings, Inc.	2,363,471	216,612,117

		13,883,916,396

Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	2,851,092	442,546,500
Cencora, Inc.	2,060,684	589,520,479
Centene Corp.(b)	5,943,963	154,959,115
Cigna Group (The)	3,191,390	853,313,858
CVS Health Corp.	14,974,756	929,932,348
DaVita, Inc.(a)(b)	496,558	69,701,846
Elevance Health, Inc.	2,698,456	763,878,924
HCA Healthcare, Inc.	2,068,835	732,346,902
Henry Schein, Inc.(a)(b)	1,454,110	98,370,542
Humana, Inc.	1,441,390	360,160,119
Labcorp Holdings, Inc.	999,345	259,909,648
McKesson Corp.	1,494,589	1,036,557,255
Molina Healthcare, Inc.(a)(b)	647,448	102,212,616
Quest Diagnostics, Inc.	1,333,527	223,245,755
UnitedHealth Group, Inc.	10,835,309	2,704,059,714
Universal Health Services, Inc., Class B	683,411	113,753,761

		9,434,469,382

Security	Shares	Value

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,834,753	$140,230,172
Healthpeak Properties, Inc.	8,325,848	141,039,865
Ventas, Inc.	5,389,910	362,094,154
Welltower, Inc.	7,420,715	1,224,937,425

		1,868,301,616

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	8,321,741	130,817,768

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)(b)	5,154,721	682,536,607
Booking Holdings, Inc.	388,462	2,138,118,156
Caesars Entertainment, Inc.(a)(b)	2,484,450	66,285,126
Carnival Corp.(a)(b)	12,541,491	373,360,187
Chipotle Mexican Grill, Inc.(a)(b)	16,093,652	690,095,798
Darden Restaurants, Inc.	1,397,763	281,886,864
Domino’s Pizza, Inc.	408,776	189,349,131
DoorDash, Inc., Class A(a)(b)	4,094,964	1,024,764,741
Expedia Group, Inc.	1,452,717	261,808,658
Hilton Worldwide Holdings, Inc.	2,839,009	761,081,533
Las Vegas Sands Corp.	4,051,163	212,280,941
Marriott International, Inc., Class A	2,715,277	716,371,531
McDonald’s Corp.	8,540,815	2,562,842,357
MGM Resorts International(a)(b)	2,470,826	90,061,608
Norwegian Cruise Line Holdings Ltd.(a)(b)	5,337,096	136,416,174
Royal Caribbean Cruises Ltd.	2,983,683	948,423,315
Starbucks Corp.	13,574,124	1,210,268,896
Wynn Resorts Ltd.	1,051,285	114,621,603
Yum! Brands, Inc.	3,322,581	478,950,051

		12,939,523,277

Household Durables — 0.3%
DR Horton, Inc.	3,302,218	471,688,819
Garmin Ltd.	1,839,930	402,503,087
Lennar Corp., Class A	2,773,323	311,111,374
Mohawk Industries, Inc.(a)(b)	624,353	71,494,662
NVR, Inc.(a)(b)	35,217	265,870,390
PulteGroup, Inc.	2,393,759	270,303,266

		1,792,971,598

Household Products — 0.9%
Church & Dwight Co., Inc.	2,941,322	275,807,764
Clorox Co. (The)	1,472,452	184,881,073
Colgate-Palmolive Co.	9,679,866	811,656,764
Kimberly-Clark Corp.	3,963,567	493,939,719
Procter & Gamble Co. (The)	28,004,891	4,213,895,949

		5,980,181,269

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	8,479,664	111,507,582
Vistra Corp.(a)	4,050,777	844,749,035

		956,256,617

Industrial Conglomerates — 0.4%
3M Co	6,428,813	959,307,476
Honeywell International, Inc.	7,676,442	1,706,856,879

		2,666,164,355

Industrial REITs — 0.2%
Prologis, Inc.	11,084,017	1,183,551,335

Insurance — 1.9%
Aflac, Inc.	5,811,990	577,479,326
Allstate Corp. (The)	3,162,849	642,849,059
American International Group, Inc.	6,884,224	534,422,309
Aon plc, Class A	2,578,856	917,324,868
Arch Capital Group Ltd.	4,464,228	384,191,462
Arthur J Gallagher & Co.	3,058,834	878,650,067

32	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Assurant, Inc.	605,698	$113,447,235
Brown & Brown, Inc.	3,342,362	305,391,616
Chubb Ltd.	4,451,494	1,184,275,464
Cincinnati Financial Corp.	1,866,733	275,361,785
Erie Indemnity Co., Class A, NVS	297,634	106,029,136
Everest Group Ltd.	507,956	170,571,625
Globe Life, Inc.	986,248	138,538,257
Hartford Insurance Group, Inc. (The)	3,393,892	422,166,226
Loews Corp.	2,079,279	188,257,921
Marsh & McLennan Cos., Inc.	5,885,603	1,172,412,118
MetLife, Inc.	6,735,963	511,596,390
Principal Financial Group, Inc.	2,464,009	191,773,820
Progressive Corp. (The)(a)	7,002,224	1,694,818,297
Prudential Financial, Inc.	4,228,449	437,982,747
Travelers Cos., Inc. (The)	2,706,551	704,352,832
Willis Towers Watson plc	1,184,824	374,179,267
WR Berkley Corp.	3,575,567	246,034,765

		12,172,106,592

Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	69,517,873	13,340,479,829
Alphabet, Inc., Class C, NVS	56,077,647	10,815,135,000
Match Group, Inc.	2,929,519	100,394,616
Meta Platforms, Inc., Class A	25,934,500	20,058,779,680

		44,314,789,125

IT Services — 1.0%
Accenture plc, Class A	7,478,150	1,997,413,865
Akamai Technologies, Inc.(a)(b)	1,746,143	133,248,172
Cognizant Technology Solutions Corp., Class A	5,889,321	422,617,675
EPAM Systems, Inc.(a)(b)	674,794	106,421,762
Gartner, Inc.(b)	918,894	311,183,453
GoDaddy, Inc., Class A(a)(b)	1,701,834	274,982,338
International Business Machines Corp.	11,101,657	2,810,384,469
VeriSign, Inc.	1,004,172	269,991,726

		6,326,243,460

Leisure Products — 0.0%
Hasbro, Inc.	1,573,604	118,272,077

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	3,405,176	390,948,257
Bio-Techne Corp.	1,884,473	103,137,207
Charles River Laboratories International, Inc.(a)(b)	586,722	99,531,520
Danaher Corp.	7,608,223	1,500,037,247
IQVIA Holdings, Inc.(a)(b)	1,963,141	364,869,386
Mettler-Toledo International, Inc.(a)(b)	247,964	305,908,228
Revvity, Inc.(a)	1,408,446	123,802,403
Thermo Fisher Scientific, Inc.	4,509,324	2,108,920,648
Waters Corp.(a)(b)	710,686	205,217,689
West Pharmaceutical Services, Inc.	857,773	205,230,768

		5,407,603,353

Machinery — 1.6%
Caterpillar, Inc.	5,618,304	2,460,929,518
Cummins, Inc.	1,645,116	604,777,544
Deere & Co.	3,015,905	1,581,450,105
Dover Corp.	1,637,747	296,661,492
Fortive Corp.	4,056,452	194,425,744
IDEX Corp.	901,837	147,459,368
Illinois Tool Works, Inc.	3,184,419	815,115,732
Ingersoll Rand, Inc.(a)	4,819,063	407,837,302
Nordson Corp.	645,878	138,353,526
Otis Worldwide Corp.	4,714,349	403,972,566
PACCAR, Inc.	6,270,603	619,284,752
Parker-Hannifin Corp.	1,525,861	1,116,777,666
Pentair plc	1,967,029	201,030,364

Security	Shares	Value

Machinery (continued)
Snap-on, Inc.	624,059	$200,441,510
Stanley Black & Decker, Inc.	1,847,665	124,994,537
Westinghouse Air Brake Technologies Corp.	2,044,044	392,558,650
Xylem, Inc.	2,907,107	420,425,814

		10,126,496,190

Media — 0.5%
Charter Communications, Inc., Class A(a)(b)	1,139,771	307,008,717
Comcast Corp., Class A	44,485,704	1,478,259,944
Fox Corp., Class A, NVS	2,556,326	142,540,738
Fox Corp., Class B	1,572,330	80,408,956
Interpublic Group of Cos., Inc. (The)	4,431,991	109,026,979
News Corp., Class A, NVS	4,500,911	131,966,710
News Corp., Class B(a)	1,330,254	44,457,089
Omnicom Group, Inc.	2,330,384	167,904,167
Paramount Global, Class B, NVS(a)	7,187,729	90,349,753
Trade Desk, Inc. (The), Class A(a)(b)	5,348,622	465,116,169

		3,017,039,222

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	17,155,231	690,326,495
Newmont Corp.	13,294,945	825,616,085
Nucor Corp.	2,756,113	394,317,087
Steel Dynamics, Inc.	1,648,664	210,303,580

		2,120,563,247

Multi-Utilities — 0.6%
Ameren Corp.	3,228,866	326,535,219
CenterPoint Energy, Inc.	7,796,292	302,652,055
CMS Energy Corp.	3,573,384	263,715,739
Consolidated Edison, Inc.	4,303,673	445,430,156
Dominion Energy, Inc.	10,185,650	595,351,243
DTE Energy Co.	2,478,205	343,008,354
NiSource, Inc.	5,622,556	238,677,502
Public Service Enterprise Group, Inc.	5,960,813	535,221,399
Sempra	7,789,625	636,256,570
WEC Energy Group, Inc.	3,811,539	415,762,674

		4,102,610,911

Office REITs — 0.0%
BXP, Inc.	1,739,882	113,840,479

Oil, Gas & Consumable Fuels — 2.8%
APA Corp.	4,310,378	83,147,192
Chevron Corp.	22,907,043	3,473,623,928
ConocoPhillips	15,079,193	1,437,650,261
Coterra Energy, Inc.	9,115,796	222,334,264
Devon Energy Corp.	7,669,983	254,796,835
Diamondback Energy, Inc.	2,233,122	331,975,917
EOG Resources, Inc.	6,519,426	782,461,509
EQT Corp.	7,149,989	384,311,909
Expand Energy Corp.	2,586,804	271,045,323
Exxon Mobil Corp.	51,482,345	5,747,488,996
Kinder Morgan, Inc.	23,091,113	647,936,631
Marathon Petroleum Corp.	3,669,406	624,496,207
Occidental Petroleum Corp.	8,462,785	371,854,773
ONEOK, Inc.	7,461,241	612,642,498
Phillips 66	4,867,330	601,504,641
Targa Resources Corp.	2,591,144	431,192,273
Texas Pacific Land Corp.(a)	225,017	217,845,708
Valero Energy Corp.	3,741,330	513,722,022
Williams Cos., Inc. (The)	14,584,749	874,355,703

		17,884,386,590

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	7,798,664	414,966,911
Southwest Airlines Co.	6,806,958	210,539,211

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines (continued)
United Airlines Holdings, Inc.(a)(b)	3,901,428	$344,535,107

		970,041,229

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,797,315	261,101,382
Kenvue, Inc.	22,932,365	491,669,906

		752,771,288

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	24,308,001	1,052,779,523
Eli Lilly & Co.	9,395,642	6,953,432,775
Johnson & Johnson	28,739,558	4,734,554,785
Merck & Co., Inc.	29,993,618	2,343,101,438
Pfizer, Inc.	67,909,573	1,581,613,955
Viatris, Inc.	14,019,861	122,533,585
Zoetis, Inc., Class A	5,318,112	775,327,549

		17,563,343,610

Professional Services — 0.6%
Automatic Data Processing, Inc.	4,849,028	1,500,774,166
Broadridge Financial Solutions, Inc.	1,402,710	347,184,752
Dayforce, Inc.(a)(b)	1,909,342	110,111,753
Equifax, Inc.	1,483,195	356,307,935
Jacobs Solutions, Inc.	1,435,347	203,632,679
Leidos Holdings, Inc.	1,537,572	245,473,370
Paychex, Inc.	3,828,888	552,623,405
Paycom Software, Inc.	582,346	134,836,393
Verisk Analytics, Inc.	1,671,334	465,817,499

		3,916,761,952

Real Estate Management & Development — 0.2%(a)(b)
CBRE Group, Inc., Class A	3,507,232	546,216,312
CoStar Group, Inc.	5,039,266	479,687,730

		1,025,904,042

Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,698,507	316,397,884
Camden Property Trust	1,276,085	139,348,482
Equity Residential	4,084,630	258,148,616
Essex Property Trust, Inc.	769,057	200,093,250
Invitation Homes, Inc.	6,808,466	208,679,483
Mid-America Apartment Communities, Inc.	1,398,126	199,135,086
UDR, Inc.	3,601,105	141,487,416

		1,463,290,217

Retail REITs — 0.3%
Federal Realty Investment Trust	927,478	85,476,372
Kimco Realty Corp.	8,090,966	171,771,208
Realty Income Corp.	10,786,359	605,438,331
Regency Centers Corp.	1,951,023	139,303,042
Simon Property Group, Inc.	3,664,872	600,269,385

		1,602,258,338

Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc.(a)(b)	19,367,070	3,414,608,112
Analog Devices, Inc.	5,924,522	1,330,825,377
Applied Materials, Inc.	9,704,791	1,747,444,667
Broadcom, Inc.	56,162,506	16,494,928,012
Enphase Energy, Inc.(a)(b)	1,579,134	51,100,776
First Solar, Inc.(a)(b)	1,280,681	223,773,391
Intel Corp.	52,102,255	1,031,624,649
KLA Corp.	1,579,523	1,388,448,103
Lam Research Corp.	15,284,208	1,449,554,287
Microchip Technology, Inc.	6,423,586	434,170,178
Micron Technology, Inc.	13,349,314	1,456,944,130
Monolithic Power Systems, Inc.	571,636	406,570,388
NVIDIA Corp.	291,303,228	51,814,105,164

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	3,017,496	$645,050,120
ON Semiconductor Corp.(a)(b)	4,991,916	281,344,386
QUALCOMM, Inc.	13,106,134	1,923,456,226
Skyworks Solutions, Inc.	1,793,867	122,951,644
Teradyne, Inc.	1,916,537	205,893,570
Texas Instruments, Inc.	10,851,201	1,964,718,453

		86,387,511,633

Software — 11.8%
Adobe, Inc.(a)(b)	5,091,439	1,821,156,816
Autodesk, Inc.(a)(b)	2,555,250	774,521,828
Cadence Design Systems, Inc.(a)(b)	3,261,237	1,188,949,173
Crowdstrike Holdings, Inc., Class A(a)(b)	2,975,031	1,352,359,842
Datadog, Inc., Class A(a)(b)	3,812,678	533,698,666
Fair Isaac Corp.(b)	290,318	417,105,677
Fortinet, Inc.(b)	7,588,405	758,081,660
Gen Digital, Inc.	6,519,180	192,250,618
Intuit, Inc.	3,339,277	2,621,766,551
Microsoft Corp.	88,779,110	47,363,655,185
Oracle Corp.	19,427,360	4,930,081,147
Palantir Technologies, Inc., Class A(b)	25,405,697	4,022,992,120
Palo Alto Networks, Inc.(a)(b)	7,908,769	1,372,962,298
PTC, Inc.(a)(b)	1,432,965	307,815,212
Roper Technologies, Inc.	1,283,748	706,574,899
Salesforce, Inc.	11,460,191	2,960,511,141
ServiceNow, Inc.(a)(b)	2,472,329	2,331,702,926
Synopsys, Inc.(a)(b)	2,203,535	1,395,873,316
Tyler Technologies, Inc.(a)(b)	514,623	300,828,021
Workday, Inc., Class A(a)(b)	2,587,712	593,569,379

		75,946,456,475

Specialized REITs — 0.8%
American Tower Corp.	5,591,403	1,165,192,471
Crown Castle, Inc.	5,201,368	546,611,763
Digital Realty Trust, Inc.	3,781,610	667,227,269
Equinix, Inc.	1,168,663	917,599,128
Extra Space Storage, Inc.	2,534,527	340,539,048
Iron Mountain, Inc.	3,524,023	343,098,879
Public Storage	1,885,721	512,802,969
SBA Communications Corp.	1,283,035	288,323,625
VICI Properties, Inc.	12,622,220	411,484,372
Weyerhaeuser Co.	8,663,047	217,009,327

		5,409,888,851

Specialty Retail — 1.7%
AutoZone, Inc.(a)(b)	199,975	753,581,790
Best Buy Co., Inc.	2,301,277	149,721,082
CarMax, Inc.(a)(b)	1,819,723	103,014,519
Home Depot, Inc. (The)	11,872,471	4,363,251,817
Lowe’s Cos., Inc.	6,685,211	1,494,612,623
O’Reilly Automotive, Inc.(a)(b)	10,211,291	1,003,974,131
Ross Stores, Inc.	3,928,237	536,361,480
TJX Cos., Inc. (The)	13,336,240	1,660,761,967
Tractor Supply Co.	6,333,210	360,676,310
Ulta Beauty, Inc.(a)(b)	539,652	277,926,177
Williams-Sonoma, Inc.	1,465,117	274,050,135

		10,977,932,031

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	178,405,142	37,031,555,325
Dell Technologies, Inc., Class C	3,578,848	474,877,341
Hewlett Packard Enterprise Co.	15,689,887	324,623,762
HP, Inc.	11,259,724	279,241,155
NetApp, Inc.	2,429,631	252,997,476
Seagate Technology Holdings plc	2,534,595	397,956,761
Super Micro Computer, Inc.(a)(b)	6,130,590	361,520,893

34	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	4,167,293	$327,924,286

		39,450,696,999

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)(b)	1,813,302	192,518,273
Lululemon Athletica, Inc.(b)	1,320,131	264,725,869
NIKE, Inc., Class B	14,064,945	1,050,510,742
Ralph Lauren Corp., Class A	476,842	142,456,548
Tapestry, Inc.	2,481,198	268,043,820

		1,918,255,252

Tobacco — 0.7%
Altria Group, Inc.	20,120,143	1,246,241,657
Philip Morris International, Inc.	18,592,295	3,050,065,995

		4,296,307,652

Trading Companies & Distributors — 0.3%
Fastenal Co.	13,703,230	632,130,000
United Rentals, Inc.	776,007	685,167,621
WW Grainger, Inc.	522,378	543,032,826

		1,860,330,447

Water Utilities — 0.1%
American Water Works Co., Inc.	2,329,251	326,654,160

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	5,695,803	1,357,936,393

Total Long-Term Investments — 99.9% (Cost: $569,855,641,087)		641,857,026,738

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.5%(c)(d)

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)	2,900,661,182	$2,901,821,445
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%	272,789,124	272,789,124

Total Short-Term Securities — 0.5% (Cost: $3,173,152,946)		3,174,610,569

Total Investments — 100.4% (Cost: $573,028,794,033)		645,031,637,307

Liabilities in Excess of Other Assets — (0.4)%		(2,512,220,068)

Net Assets — 100.0%		$642,519,417,239

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	1,976	09/19/25	$629,776	$24,895,392

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$641,857,026,738	$—	$—	$641,857,026,738
Short-Term Securities
Money Market Funds	3,174,610,569	—	—	3,174,610,569

	$645,031,637,307	$—	$—	$645,031,637,307

Derivative Financial Instruments(a)
Assets
Equity contracts	$24,895,392	$—	$—	$24,895,392

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	35

Statement of Assets and Liabilities (unaudited)

July 31, 2025

iShares Core S&P 500 ETF

ASSETS

Investments, at value — unaffiliated(a)(b)	$639,933,058,194
Investments, at value — affiliated(c)	5,098,579,113
Cash	32,028
Cash pledged:
Futures contracts	42,983,000
Receivables:
Securities lending income — affiliated	394,954
Capital shares sold	12,061,363
Dividends — unaffiliated	348,447,891
Dividends — affiliated	2,454,555

Total assets	645,438,011,098

LIABILITIES

Collateral on securities loaned	2,759,091,828
Payables:
Investments purchased	140,493,211
Capital shares redeemed	852,824
Investment advisory fees	16,159,660
Variation margin on futures contracts	1,996,336

Total liabilities	2,918,593,859

Commitments and contingent liabilities

NET ASSETS	$642,519,417,239

NET ASSETS CONSIST OF:

Paid-in capital	$556,415,593,189
Accumulated earnings	86,103,824,050

NET ASSETS	$642,519,417,239

NET ASSET VALUE

Shares outstanding	1,011,800,000

Net asset value	$635.03

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$568,273,582,106
(b) Securities loaned, at value	$2,783,621,833
(c) Investments, at cost — affiliated	$4,755,211,927

36	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International
Nasdaq	National Association of Securities Dealers Automated Quotations
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	37

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 1-800-474-2737

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: September 23, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: September 23, 2025